Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Nuveen Investment Trust V
Prospectus Date	rr_ProspectusDate	Jan. 31, 2017
Supplement [Text Block]	nit5_SupplementTextBlock
NUVEEN GRESHAM LONG/SHORT COMMODITY STRATEGY FUND

SUPPLEMENT DATED FEBRUARY 24, 2017

TO THE PROSPECTUS DATED JANUARY 31, 2017

Nuveen Gresham Long/Short Commodity Strategy Fund will be liquidated after the close of business on April 24, 2017.

Effective March 24, 2017, the fund will stop accepting purchases from new investors and existing shareholders, except that defined contribution retirement plans that hold fund shares as of today may continue to purchase fund shares until April 17, 2017. Existing shareholders may continue to reinvest dividends and capital gain distributions received from the fund. The fund reserves the right to modify the extent to which sales of shares are limited prior to the fund's liquidation. After the close of business on April 24, 2017, the fund will liquidate any remaining shareholder accounts and will send shareholders the proceeds of the liquidation.
Nuveen Gresham Long/Short Commodity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit5_SupplementTextBlock
NUVEEN GRESHAM LONG/SHORT COMMODITY STRATEGY FUND

SUPPLEMENT DATED FEBRUARY 24, 2017

TO THE PROSPECTUS DATED JANUARY 31, 2017

Nuveen Gresham Long/Short Commodity Strategy Fund will be liquidated after the close of business on April 24, 2017.

Effective March 24, 2017, the fund will stop accepting purchases from new investors and existing shareholders, except that defined contribution retirement plans that hold fund shares as of today may continue to purchase fund shares until April 17, 2017. Existing shareholders may continue to reinvest dividends and capital gain distributions received from the fund. The fund reserves the right to modify the extent to which sales of shares are limited prior to the fund's liquidation. After the close of business on April 24, 2017, the fund will liquidate any remaining shareholder accounts and will send shareholders the proceeds of the liquidation.